LOANS (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Changes in allowance for loan losses
Beginning Balance	$ 7,789,262	$ 5,728,395
Charge-offs	(3,706,221)	(3,369,852)
Recoveries	311,544	138,719
Provision	1,550,000	5,292,000
Ending Balance	5,944,585	7,789,262
Period-end allowance allocated to loans:
Individually evaluated for impairment	832,400	3,095,145
Collectively evaluated for impairment	5,112,185	4,694,117
Ending Balance	5,944,585	7,789,262
Loans evaluated for impairment:
Individually	11,216,123	19,588,985
Collectively	397,024,411	377,513,409
Total	408,240,534	397,102,394
Real estate loans
Changes in allowance for loan losses
Beginning Balance	6,648,837	4,656,662
Charge-offs	(2,962,119)	(2,781,667)
Recoveries	292,772	116,425
Provision	507,181	4,657,417
Ending Balance	4,486,671	6,648,837
Period-end allowance allocated to loans:
Individually evaluated for impairment	778,998	2,919,545
Collectively evaluated for impairment	3,707,673	3,729,292
Ending Balance	4,486,671	6,648,837
Loans evaluated for impairment:
Individually	10,760,399	17,373,991
Collectively	312,704,036	310,496,879
Total	323,464,435	327,870,870
Real estate loans | One-to-four family
Changes in allowance for loan losses
Beginning Balance	777,470	1,161,865
Charge-offs	(263,026)	(421,102)
Recoveries	1,565	37,211
Provision	331,276	(504)
Ending Balance	847,285	777,470
Period-end allowance allocated to loans:
Individually evaluated for impairment	210,336	383,825
Collectively evaluated for impairment	636,949	393,645
Ending Balance	847,285	777,470
Loans evaluated for impairment:
Individually	2,060,316	2,531,092
Collectively	110,290,077	113,009,228
Total	112,350,393	115,540,320
Real estate loans | Multi-family
Changes in allowance for loan losses
Beginning Balance	779,680	299,964
Charge-offs		(227,662)
Recoveries	34,312
Provision	144,311	707,378
Ending Balance	958,303	779,680
Period-end allowance allocated to loans:
Individually evaluated for impairment	533,850	356,260
Collectively evaluated for impairment	424,453	423,420
Ending Balance	958,303	779,680
Loans evaluated for impairment:
Individually	3,005,771	3,640,570
Collectively	39,197,441	35,841,156
Total	42,203,212	39,481,726
Real estate loans | Commercial
Changes in allowance for loan losses
Beginning Balance	1,157,114	1,043,023
Charge-offs	(576,046)	(378,921)
Recoveries	235,354	7,740
Provision	451,659	485,272
Ending Balance	1,268,081	1,157,114
Period-end allowance allocated to loans:
Individually evaluated for impairment	34,812	98,754
Collectively evaluated for impairment	1,233,269	1,058,360
Ending Balance	1,268,081	1,157,114
Loans evaluated for impairment:
Individually	3,237,893	3,357,048
Collectively	135,528,980	125,299,756
Total	138,766,873	128,656,804
Real estate loans | Construction and land
Changes in allowance for loan losses
Beginning Balance	3,934,573	2,151,810
Charge-offs	(2,123,047)	(1,753,982)
Recoveries	21,541	71,474
Provision	(420,065)	3,465,271
Ending Balance	1,413,002	3,934,573
Period-end allowance allocated to loans:
Individually evaluated for impairment		2,080,706
Collectively evaluated for impairment	1,413,002	1,853,867
Ending Balance	1,413,002	3,934,573
Loans evaluated for impairment:
Individually	2,456,419	7,845,281
Collectively	27,687,538	36,346,739
Total	30,143,957	44,192,020
Commercial business
Changes in allowance for loan losses
Beginning Balance	969,669	868,572
Charge-offs	(649,749)	(482,744)
Recoveries	18,225	22,294
Provision	957,969	561,547
Ending Balance	1,296,114	969,669
Period-end allowance allocated to loans:
Individually evaluated for impairment	22,713	161,786
Collectively evaluated for impairment	1,273,401	807,883
Ending Balance	1,296,114	969,669
Loans evaluated for impairment:
Individually	260,458	1,563,746
Collectively	70,990,624	47,113,217
Total	71,251,082	48,676,963
Consumer
Changes in allowance for loan losses
Beginning Balance	170,756	203,161
Charge-offs	(94,353)	(105,441)
Recoveries	547
Provision	84,850	73,036
Ending Balance	161,800	170,756
Period-end allowance allocated to loans:
Individually evaluated for impairment	30,689	13,814
Collectively evaluated for impairment	131,111	156,942
Ending Balance	161,800	170,756
Loans evaluated for impairment:
Individually	195,266	651,248
Collectively	13,329,751	19,903,313
Total	13,525,017	20,554,561
Consumer | Home equity
Changes in allowance for loan losses
Beginning Balance	133,234	193,756
Charge-offs	(92,056)	(105,441)
Provision	110,447	44,919
Ending Balance	151,625	133,234
Period-end allowance allocated to loans:
Individually evaluated for impairment	28,117	13,814
Collectively evaluated for impairment	123,508	119,420
Ending Balance	151,625	133,234
Loans evaluated for impairment:
Individually	185,531	651,248
Collectively	11,876,577	18,488,602
Total	12,062,108	19,139,850
Consumer | Automobile and other
Changes in allowance for loan losses
Beginning Balance	37,522	9,405
Charge-offs	(2,297)
Recoveries	547
Provision	(25,597)	28,117
Ending Balance	10,175	37,522
Period-end allowance allocated to loans:
Individually evaluated for impairment	2,572
Collectively evaluated for impairment	7,603	37,522
Ending Balance	10,175	37,522
Loans evaluated for impairment:
Individually	9,735
Collectively	1,453,174	1,414,711
Total	$ 1,462,909	$ 1,414,711